Schedule of Management’s Assessment for Two Operating Segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Total revenue	$ 13,968,535	$ 7,874,886	$ 6,988,849
Total cost of revenue	11,430,162	6,779,892	5,053,743
Telemedicine and Other Services [Member]
Segment Reporting Information [Line Items]
Total revenue	12,857,688	6,898,166	6,125,438
Total cost of revenue	10,487,767	5,948,232	4,283,480
Sale of Medicine and Medical Devices [Member]
Segment Reporting Information [Line Items]
Total revenue	1,110,847	976,720	863,411
Total cost of revenue	$ 942,395	$ 831,660	$ 770,263